Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Income Taxes [line items]
Income tax expense	$ 1,244	$ 1,231	[1]
Effective tax rate	26.30%	29.30%
Normalized effective tax rate	26.30%	29.30%	[1]
Hedging of share based payment [Member]
Disclosure Of Income Taxes [line items]
Normalized effective tax rate	28.20%	29.50%
US tax reform [member]
Disclosure Of Income Taxes [line items]
Normalized effective tax rate	27.20%	27.30%

[1]	Amended to conform to 2022 presentation.